Discontinued Operations - Schedule of Income (Loss) from Discontinued Operations (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 81,083,384	$ 69,652,705	$ 57,468,866
Cost of goods sold	(70,817,320)	(59,008,973)	(50,403,138)
Gross profit	10,266,064	10,643,732	7,065,728
Selling, general and administrative expenses	(16,254,968)	(10,612,458)	(11,317,767)
Operating profit (loss)	(5,988,904)	59,863	(3,114,459)
Other income (expense), net	1,571,579	(76,501)	311,050
Income tax expenses	841,900	(1,228,625)	(204,122)
Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		53,885,407	43,485,638
Cost of goods sold		(44,386,508)	(40,658,730)
Gross profit		9,498,899	2,826,908
Selling, general and administrative expenses		(6,904,111)	(4,511,573)
Other operating loss			(31,990)
Operating profit (loss)		2,594,788	(1,716,655)
Interest expense, net		(2,403)
Other income (expense), net	725,773	(1,192,780)	(59,224)
Income tax expenses		(25,263)
Income (Loss) from discontinued operations	$ 725,773	$ 1,374,342	$ (1,775,879)